united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, Nebraska 68137

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/30

Date of reporting period: 11/30/14

Item 1. Reports to Stockholders.

Braver Tactical Opportunity Fund

Semi-Annual Report

November 30, 2014

1-855-294-7539

www.bravercapital.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

BRAVER TACTICAL OPPORTUNITY FUND

PORTFOLIO REVIEW (Unaudited)

November 30, 2014

The Fund’s performance figures* for the periods ended November 30, 2014, as compared to its benchmarks:

	Six Month	One Year	Since Inception
Braver Tactical Opportunity Fund - Class N	0.18%	0.70%	5.49%	(1)
S&P 500 Total Return Index (2)	8.58%	16.86%	21.87%	(1)
BarclayHedge Equity Long/Short Index (3)	2.60%	4.16%	8.77%	(4)

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated September 29, 2014 are 2.10% for the Class N shares. For performance information current to the most recent month-end, please call 1-855-294-7539.

(1)	Inception date is July 20, 2012.

(2)	The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

(3)	The Barclay Hedge Equity Long/Short Index is an unmanaged index who’s strategy involves equity oriented investing on both the long and short sides of the market. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

(4)	Inception performance for the BarclayHedge Equity Long/Short Index is as of July 31, 2012.

Holdings By Asset Type	% of Net Assets
Exchange Traded Funds	79.4%
Short-Term Investments	23.1%
Liabilities in Excess of Other Assets	(2.5)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

1

BRAVER TACTICAL OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

November 30, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 79.4%
	EQUITY FUNDS - 79.4%
70,120	Consumer Staples Select Sector SPDR Fund	$3,456,916
50,594	Health Care Select Sector SPDR Fund	3,520,836
48,585	iShares Russell 1000 Value ETF	5,074,703
43,650	iShares Russell 2000 ETF	5,097,011
50,790	iShares Russell 2000 Value ETF	5,063,763
68,930	iShares Rusell Mid-Cap Value ETF	5,080,830
	TOTAL EXCHANGE TRADED FUNDS (Cost - $26,359,796)	27,294,059

	SHORT-TERM INVESTMENTS - 23.1%
	MONEY MARKET FUND - 23.1%
7,927,811	Fidelity Government Institutional Money Market Fund, 0.05%*	7,927,811
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,927,811)

	TOTAL INVESTMENTS - 102.5% (Cost - $34,287,607) (a)	$35,221,870
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%	(845,346)
	NET ASSETS - 100.0%	$34,376,524

SPDR - Standard & Poor’s Depositary Receipts

*	Interest rate reflects seven-day effective yield on November 30, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $34,295,599 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$938,061
Unrealized depreciation	(11,790)
Net unrealized appreciation	$926,271

See accompanying notes to financial statements.

2

BRAVER TACTICAL OPPORTUNITY FUND
STATEMENT OF ASSETS & LIABILITIES (Unaudited)
November 30, 2014

ASSETS
Investment securities:
At cost	$34,287,607
At value	$35,221,870
Receivable for securities sold	3,460,461
Receivable for fund shares sold	14,068
Dividends and interest receivable	195
Prepaid expenses and other assets	20,335
TOTAL ASSETS	38,716,929

LIABILITIES
Payable for investments purchased	3,524,635
Payable for fund shares repurchased	773,213
Investment advisory fees payable	16,736
Fees payable to other affiliates	15,871
Distribution (12b-1) fees payable	6,439
Accrued expenses and other liabilities	3,511
TOTAL LIABILITIES	4,340,405
NET ASSETS	$34,376,524

NET ASSETS CONSIST OF:
Paid in capital	$33,335,885
Accumulated net investment loss	(80,132)
Accumulated net realized gain from security transactions	186,508
Net unrealized appreciation of investments	934,263
NET ASSETS	$34,376,524

NET ASSET VALUE PER SHARE:
Class N Shares:
Net Assets	$34,376,524
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,095,866
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.10

See accompanying notes to financial statements.

3

BRAVER TACTICAL OPPORTUNITY FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2014

INVESTMENT INCOME
Dividends	$143,306
Interest	1,907
TOTAL INVESTMENT INCOME	145,213

EXPENSES
Investment advisory fees	127,617
Distribution (12b-1) fees:
Class N	37,535
Administrative services fees	22,272
Accounting services fees	13,875
Registration fees	12,315
Transfer agent fees	11,385
Legal fees	10,832
Audit fees	7,033
Professional fees	6,963
Printing and postage expenses	5,948
Trustees fees and expenses	3,207
Custodian fees	2,480
Insurance expense	976
Non 12b-1 shareholder servicing fees	13
Other expenses	2,489
TOTAL EXPENSES	264,940

Less: Fees waived by the Advisor	(39,595)

NET EXPENSES	225,345

NET INVESTMENT LOSS	(80,132)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	193,577
Net change in unrealized appreciation of investments	2,934
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	196,511

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,379

See accompanying notes to financial statements.

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BRAVER TACTICAL OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014
FROM OPERATIONS:
Net investment loss	$(80,132)	$(74,616)
Net realized gain from security transactions	193,577	219,027
Net change in unrealized appreciation of investments	2,934	395,950
Net increase in net assets resulting from operations	116,379	540,361

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains	—	(494,529)
Net decrease in net assets resulting from distributions to shareholders	—	(494,529)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	11,842,932	15,373,448
Reinvestment of distributions	—	415,143
Payments for shares redeemed	(5,934,643)	(5,721,195)
Net increase in net assets resulting from shares of beneficial interest	5,908,289	10,067,396

TOTAL INCREASE IN NET ASSETS	6,024,668	10,113,228

NET ASSETS
Beginning of Period	28,351,856	18,238,628
End of Period*	$34,376,524	$28,351,856
*Includes accumulated net investment loss of:	$(80,132)	$—

SHARE ACTIVITY
Shares Sold	1,076,103	1,391,296
Shares Reinvested	—	37,638
Shares Redeemed	(538,543)	(518,196)
Net increase in shares of beneficial interest outstanding	537,560	910,738

See accompanying notes to financial statements.

5

BRAVER TACTICAL OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the
	Six Months Ended		For the	For the
	November 30, 2014		Year Ended	Period Ended
Class N Shares	(Unaudited)		May 31, 2014	May 31, 2013 (1)

Net asset value, beginning of period	$11.08		$11.07	$10.00

Income from investment operations:
Net investment loss (2)	(0.03)		(0.04)	(0.02)
Net realized and unrealized gain on investments	0.05		0.28	1.10
Total from investment operations	0.02		0.24	1.08

Less distributions from:
Net investment income	—		—	(0.01)
Net realized gains	—		(0.23)	(0.00	) (3)
Total distributions	—		(0.23)	(0.01)

Net asset value, end of period	$11.10	(5)	$11.08	$11.07	(5)

Total return (4)	0.18%		2.15%	10.88%

Net assets, at end of period (000s)	$34,377		$28,352	$18,239
Ratio of gross expenses to average net assets (6,8)	1.76	%(7)	1.92%	3.36	% (7)
Ratio of net expenses to average net assets (8)	1.50	% (7)	1.50%	1.50	% (7)
Ratio of net investment loss to average net assets (9)	(0.53)	% (7)	(0.32)%	(0.23	)% (7)
Portfolio Turnover Rate	370	% (5)	1000%	548	% (5)

(1)	The Braver Tactical Opportunity Fund commenced operations on July 20, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

6

BRAVER TACTICAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2014

1.	ORGANIZATION

The Braver Tactical Opportunity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently offers one class of shares: Class N shares which are offered at net asset value. The Fund’s investment objective is to seek long-term capital appreciation with an emphasis on capital preservation and risk control. The Fund commenced operations on July 20, 2012.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial;

7

BRAVER TACTICAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2014

the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

8

BRAVER TACTICAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2014 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,294,059	—	—	$27,294,059
Money Market Funds	7,927,811	—	—	7,927,811
Total	$35,221,870	—	—	$35,221,870

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund. Temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Tax – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year 2013 or expected to be taken by the Fund in its 2014 and 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

9

BRAVER TACTICAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2014

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $97,737,308 and $83,068,940, respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Braver Wealth Management, LLC dba Braver Capital Management serves as the Fund’s investment advisor (the “Advisor”). The Advisor has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets. For the six months ended November 30, 2014, the Fund incurred $127,617 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until December 31, 2015, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, taxes, borrowing costs, brokerage fees and commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest or extraordinary expenses such as litigation) do not exceed 1.50% per annum of the Fund’s average daily net assets for Class N shares.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 1.50% of average daily net assets attributable to Class N shares, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.50% of average daily net assets of the Class N shares. If Fund operating expenses attributable to Class N shares subsequently exceed 1.50%, per annum of the average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended November 30, 2014, the advisor waived fees in the amount of $39,595. As of November 30, 2014, the total amount of expense reimbursements subject to recapture is $264,030, of which $126,346 is subject to recapture by May 31, 2016, $98,089 is subject to recapture by May 31, 2017 and $39,595 is subject to recapture by May 31, 2018.

Distributor – The Board has adopted the Trust’s Master Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets for Class N shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or

10

BRAVER TACTICAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2014

maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended November 30, 2014, the Fund incurred distribution fees of $37,535 for Class N Shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended November 30, 2014, there were no underwriting commissions paid for sales of Class N shares.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following periods were as follows:

	Fiscal Year Ended	Fiscal Period Ended
	May 31, 2014	May 31, 2013
Ordinary Income	$494,529	$13,109

As of May 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Net Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$923	$—	$—	$—	$—	$923,337	$924,260

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss on investments is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and non-deductible expenses, resulted in reclassification for the year ended May 31, 2014 as follows:

Paid	Accumulated	Accumulated
In	Net Investment	Net Realized Gain (Loss)
Capital	Loss	on Investments
$(664)	$74,616	$(73,952)
11

BRAVER TACTICAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2014

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of November 30, 2014, NFS LLC held, for the benefit of others, approximately 74.60% of the voting securities of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned on record by NFS, LLC are also owned beneficially by any party who would be presumed to control the Fund.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12

BRAVER TACTICAL OPPORTUNITY FUND
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2014

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 24 and 25, 2014, the Board, including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the proposed renewal of the current investment advisory agreement (“Current Braver Agreement”) and, in connection with the possible change of control of Braver the proposed approval of an interim investment advisory agreement (“Interim Braver Agreement”) and new investment advisory agreement (“New Braver Agreement”) each between the Trust, on behalf of the Braver Tactical Opportunity Fund (“Braver”) and Braver Wealth Management, LLC d/b/a Braver Capital Management (“Braver Wealth Management”) (collectively the Current Braver Agreement, Interim Braver Agreement and the New Braver Agreement shall be referred to as the “Braver Advisory Agreements”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Braver Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including the Braver Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Braver Advisory Agreements and comparative information relating to the advisory fees and other expenses of the Fund. The materials also included due diligence materials relating to the Adviser (including due diligence questionnaires completed by Braver Wealth Management, the Braver Wealth Management’s Forms ADV, select financial information of Braver Wealth Management, bibliographic information regarding Braver Wealth Management’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. Based on their evaluation of information provided by Braver Wealth Management, in conjunction with Braver’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Braver Advisory Agreements.

At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the renewal or approval of the Braver Advisory Agreements with respect to Braver and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below with respect to the Meeting. In their deliberations considering the Braver Advisory Agreements, as appropriate, the Trustees did not identify any one factor as all important, but rather considered these factors collectively, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services. As to the nature, extent, and quality of the services provided by the Braver Wealth Management to the Fund, the Trustees first discussed the potential change of control of Braver Wealth Management (the “Transaction”) and its effect on Braver Wealth Management and the Fund. The Board then reviewed materials provided by Braver Wealth Management related to the Current Advisory Agreement as well as the Transaction and the Interim Advisory Agreement and New Advisory Agreement, including a description of the manner in which investment decisions will be made and executed and a review of the professional personnel that perform services for Braver, including the team of individuals that are primarily responsible for monitoring and executing the investment process. The Board then discussed the extent of the Braver Wealth Management’s

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BRAVER TACTICAL OPPORTUNITY FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
November 30, 2014

research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered Braver Wealth Management’s specific responsibilities in all aspects of the day-to-day management of Braver. The Board noted that none of Braver Wealth Management’s personnel would change as a result of the Transaction, and that the day-to-day operations of Braver would not change. Additionally, the Board received satisfactory responses from a representative of Braver Wealth Management with respect to a series of important questions, including whether Braver Wealth Management was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Braver; and whether Braver Wealth Management has procedures in place to adequately allocate trades among its respective clients. The Board considered that, under the terms of the each of the Braver Advisory Agreements, Braver Wealth Management, subject to the supervision of the Board, would continue to provide the Fund with investment advice and supervision and would continuously furnish an investment program for the Fund consistent with the investment objectives and policies Braver. The Board reviewed the descriptions provided by Braver Wealth Management of its practices for monitoring compliance with the Fund’s investment limitations, noting that the Braver Wealth Management’s CCO will periodically review the portfolio manager’s performance of their duties with respect to Braver to ensure compliance under Braver Wealth Management’s compliance program. The Board then reviewed the capitalization of Braver Wealth Management based on financial information and other materials provided by Braver Wealth Management and discussed such materials with Braver Wealth Management. The Board concluded that Braver Wealth Management was sufficiently well-capitalized, or its control persons or principals had the ability to make additional contributions in order to meet its obligations to Braver. The Board specifically noted that the Transaction would provide additional resources for Braver Wealth Management. The Board also concluded that Braver Wealth Management had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Braver Wealth Management were satisfactory. The Board concluded that, overall, they were satisfied with the nature, extent, and quality of the services provided to Braver under the Current Braver Agreement and did not expect them to change under the Interim Braver Agreement or New Braver Agreement.

Performance. As to performance, the Board considered Braver Wealth Management’s past performance as well as other factors relating to Braver Wealth Management’s track record. The Trustees reviewed the performance of the Fund as compared to its peer group, Morningstar category and benchmark for the one year and since inception periods noting the Fund has outperformed its peer group and its Morningstar category for the one year period and outperformed its Morningstar category for the since inception period while underperforming its benchmark for both periods. The Board concluded that Braver Wealth Management was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses. As to the fees and expenses paid by Braver, the Board reviewed and discussed a comparison of the Fund’s management fee and overall expense ratio to a peer group of funds constructed by Braver Wealth Management with similar investment objectives and strategies to the Fund and noted that the advisory fee is on the lower side of its peer group. The Board also considered any fall-out benefits likely to accrue to Braver Wealth Management or its affiliates from its relationship with Braver. The Board reviewed the contractual arrangements for the Fund, including a proposed operating expense limitation agreement pursuant to which Braver Wealth Management had agreed to waive or limit its management fee and/or reimburse expenses and to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.50%, of the Fund’s average net assets, for Class N shares, through December 31, 2015 and found such arrangements to be beneficial to

14

BRAVER TACTICAL OPPORTUNITY FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
November 30, 2014

shareholders. The Board noted that the advisory fee in the Current Braver Agreement, New Braver Agreement and Interim Braver Agreement were identical, a fee at an annual rate of 0.85% based on the average net assets Braver. The Board concluded that, based on Braver Wealth Management’s experience and expertise, and the services to be provided by Braver Wealth Management to the Fund, the fees to be charged by Braver Wealth Management were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Braver Wealth Management with respect to Braver based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of Braver Wealth Management provided by Braver Wealth Management. The Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from Braver Wealth Management’s relationship with Braver were not excessive.

Economies of Scale. As to the extent to which Braver will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of the Fund, Braver Wealth Management’s expectations for growth of the Fund and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. Having requested and received such information from Braver Wealth Management as the Board believed to be reasonably necessary to evaluate the terms of each of the Braver Advisory Agreements, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each Braver Advisory Agreement separately, (a) the terms of the Braver Advisory Agreement are reasonable; (b) the investment advisory fee is reasonable; and (c) the Braver Advisory Agreement is in the best interests of the Fund and its shareholders. Accordingly, the Board concluded to reapprove the Current Braver Agreement, approve the Interim Braver Agreement and to approve the New Braver Agreement and recommend the New Braver Agreement to shareholders for approval.

15

BRAVER TACTICAL OPPORTUNITY FUND
EXPENSE EXAMPLES (Unaudited)
November 30, 2014

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2014 through November 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense	6/1/14	11/30/14	Period*	11/30/14	Period*
Ratio

Class N	1.50%	$1,000.00	$1,001.80	$7.53	$1,017.55	$7.59

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).
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Privacy Policy

Rev. April 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

17

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar Holdings, LLC

●    Gemcom, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.
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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-294-7539 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-294-7539.

INVESTMENT ADVISOR
Braver Wealth Management, LLC
117 Kendrick Street, Suite 800
Needham, MA 02494

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President

Date 2/2/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President

Date 2/2/15

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 2/2/15